1

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.82%, Floor 1.72%), 4.59%, 5/01/33Δ	$13,524	$14,185

TOTAL ADJUSTABLE RATE MORTGAGE (COST $13,505)		$14,185

CORPORATE BONDS – 58.0%

AEROSPACE & DEFENSE – 0.8%
Boeing Co. (The), Sr. Unsecured, 3.20%, 3/01/29	300,000	316,115
L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	100,000	104,005
TOTAL AEROSPACE & DEFENSE		$420,120

AUTOMOTIVE – 2.0%
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 3/18/24	250,000	272,751
General Motors Financial Co., Inc.,
Sr. Unsecured, 4.20%, 11/06/21	375,000	388,296
General Motors Financial Co., Inc., Sr. Unsecured, 2.90%, 2/26/25	230,000	232,605
Toyota Motor Credit Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.37%), 2.26%, 3/12/20Δ	250,000	250,110
TOTAL AUTOMOTIVE		$1,143,762

BEVERAGES – 0.5%
Keurig Dr. Pepper, Inc., Company Guaranteed, 3.55%, 5/25/21	300,000	307,024

BIOTECHNOLOGY – 0.9%
Amgen, Inc., Sr. Unsecured, 2.20%, 5/11/20	270,000	270,301
Amgen, Inc., Sr. Unsecured, 2.25%, 8/19/23	225,000	228,465
TOTAL BIOTECHNOLOGY		$498,766

BUILDING PRODUCTS – 0.7%
Johnson Controls International PLC, (Current rate until maturity), Sr. Unsecured, 3.63%, 7/02/24ÿ	373,000	396,103

CAPITAL MARKETS – 2.6%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 2.97%, 4/23/20Δ	500,000	500,775

Description	Par Value	Value
Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	$210,000	$220,877
Morgan Stanley, Sr. Unsecured, GMTN, (3 Month USD LIBOR + 0.55%), 2.45%, 2/10/21Δ	240,000	240,021
State Street Corp., Subordinated, 3.10%, 5/15/23	250,000	260,311
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	250,000	255,851
TOTAL CAPITAL MARKETS		$1,477,835

COMMERCIAL BANKS – 5.1%
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	250,000	270,869
Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	120,000	123,262
KeyCorp, Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	252,268
PNC Financial Services Group, Inc. (The), Sr. Unsecured, 3.45%, 4/23/29	100,000	109,086
PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 4/29/24	200,000	213,314
Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 3/11/24	275,000	291,194
Truist Bank, Sr. Unsecured, BKNT, 3.20%, 4/01/24	175,000	184,133
Truist Bank, Subordinated, BKNT, 3.63%, 9/16/25	250,000	270,958
Truist Financial Corp., Sr. Unsecured, 2.70%, 1/27/22	250,000	254,537
Truist Financial Corp., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 2.56%, 4/01/22Δ	345,000	348,823
U.S. Bancorp, Subordinated, MTN, 3.00%, 7/30/29	500,000	526,355
TOTAL COMMERCIAL BANKS		$2,844,799

COMMERCIAL SERVICES & SUPPLIES – 1.1%
Global Payments, Inc., Sr. Unsecured, 3.80%, 4/01/21	300,000	305,949
Global Payments, Inc., Sr. Unsecured, 2.65%, 2/15/25	275,000	282,008
TOTAL COMMERCIAL SERVICES & SUPPLIES		$587,957

COMPUTERS – 1.7%
Hewlett Packard Enterprise Co., Sr. Unsecured, 4.40%, 10/15/22	425,000	450,886

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
International Business Machines Corp., Sr. Unsecured, 2.85%, 5/13/22	$480,000	$492,753
TOTAL COMPUTERS		$943,639

CONSUMER FINANCE – 1.5%
American Express Co., Sr. Unsecured, (3 Month USD LIBOR + 0.53%), 2.43%, 5/17/21Δ	165,000	165,863
American Express Co., Sr. Unsecured, 3.13%, 5/20/26	150,000	159,666
Capital One Financial Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.84%, 3/09/22Δ	250,000	253,096
Capital One Financial Corp., Sr. Unsecured, 3.90%, 1/29/24	250,000	267,740
TOTAL CONSUMER FINANCE		$846,365

DIVERSIFIED FINANCIAL SERVICES – 4.5%
Bank of America Corp., Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	420,423
Bank of Montreal, Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.34%), 2.19%, 7/13/20Δ	125,000	125,184
Bank of Montreal, Sr. Unsecured, MTN, 1.90%, 8/27/21	180,000	180,901
Canadian Imperial Bank of Commerce, Sr. Unsecured, 2.25%, 1/28/25	200,000	202,095
Charles Schwab Corp. (The), Sr. Unsecured, (3 Month USD LIBOR + 0.32%), 2.21%, 5/21/21Δ	155,000	155,341
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 3/02/27	315,000	337,201
Comerica, Inc., Sr. Unsecured, 3.70%, 7/31/23	200,000	212,408
JPMorgan Chase & Co., Sr. Unsecured, 2.55%, 10/29/20	250,000	251,292
JPMorgan Chase & Co., Subordinated, 3.88%, 9/10/24	300,000	323,886
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	260,000	292,394
TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,501,125

ELECTRIC – 3.9%
DTE Energy Co., Series C, Sr. Unsecured, 3.50%, 6/01/24	250,000	263,282
DTE Energy Co., Series D, Sr. Unsecured, 3.70%, 8/01/23	300,000	316,143
Entergy Corp., Sr. Unsecured, 2.95%, 9/01/26	255,000	265,298
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	500,000	503,367
Union Electric Co., 1st Mortgage, 3.50%, 3/15/29	220,000	243,466

Description	Par Value	Value
WEC Energy Group, Inc., Sr. Unsecured, 2.45%, 6/15/20	$300,000	$300,718
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	290,000	296,256
TOTAL ELECTRIC		$2,188,530

ENVIRONMENTAL CONTROL – 0.3%
Waste Management, Inc., Company Guaranteed, 2.40%, 5/15/23	160,000	163,396

FOOD & STAPLES RETAILING – 0.8%
Conagra Brands, Inc., Sr. Unsecured, 3.80%, 10/22/21	200,000	207,002
Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	250,000	253,725
TOTAL FOOD & STAPLES RETAILING		$460,727

HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%
DH Europe Finance II Sarl, Company Guaranteed, 2.60%, 11/15/29	65,000	66,867
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	360,000	360,240
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$427,107

HEALTH CARE PROVIDERS & SERVICES – 3.6%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	235,000	254,283
Cardinal Health, Inc., Sr. Unsecured, 3.20%, 3/15/23	350,000	362,786
Cigna Corp., Company Guaranteed, 4.13%, 9/15/20Ω	250,000	254,035
CommonSpirit Health, Sr. Secured, 2.76%, 10/01/24	110,000	113,098
CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	156,179
CVS Health Corp., Sr. Unsecured, (3 Month USD LIBOR + 0.63%), 2.52%, 3/09/20Δ	50,000	50,033
CVS Health Corp., Sr. Unsecured, 3.70%, 3/09/23	250,000	262,346
Elanco Animal Health, Inc., Sr. Unsecured, 3.91%, 8/27/21	250,000	256,376
UnitedHealth Group, Inc., Sr. Unsecured, 2.38%, 10/15/22	300,000	305,197
TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,014,333

HOUSEHOLD PRODUCTS – 0.4%
Church & Dwight Co., Inc., Sr. Unsecured, 2.45%, 8/01/22	225,000	228,116

INSURANCE – 1.4%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	250,000	253,967
Aon PLC, Company Guaranteed, 2.80%, 3/15/21	240,000	244,598
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	268,030
TOTAL INSURANCE		$766,595

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

MACHINERY – 0.8%
Roper Technologies, Inc., Sr. Unsecured, 3.13%, 11/15/22	$125,000	$129,092
Roper Technologies, Inc., Sr. Unsecured, 3.80%, 12/15/26	300,000	329,340
TOTAL MACHINERY		$458,432

MEDIA – 1.8%
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	250,000	257,865
Discovery Communications LLC, Company Guaranteed, 4.13%, 5/15/29	350,000	384,510
ViacomCBS, Inc., Company Guaranteed, 3.38%, 3/01/22	350,000	359,815
TOTAL MEDIA		$1,002,190

MISCELLANEOUS MANUFACTURING – 1.8%
Ingersoll-Rand Global Holding Co. Ltd., Company Guaranteed, 4.25%, 6/15/23	330,000	355,442
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	125,000	127,513
Textron, Inc., Sr. Unsecured, 4.30%, 3/01/24	500,000	541,211
TOTAL MISCELLANEOUS MANUFACTURING		$1,024,166

OIL & GAS – 4.2%
Apache Corp., Sr. Unsecured, 4.38%, 10/15/28	275,000	291,689
Dominion Energy Gas Holdings LLC, Series B, Sr. Unsecured, 3.00%, 11/15/29	500,000	514,624
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	450,000	459,203
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	125,000	132,670
Occidental Petroleum Corp., Sr. Unsecured, 2.60%, 8/13/21	390,000	393,962
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	400,000	422,587
Valero Energy Corp., Sr. Unsecured, 4.00%, 4/01/29	150,000	162,515
TOTAL OIL & GAS		$2,377,250

PHARMACEUTICALS – 2.0%
AbbVie, Inc., Sr. Unsecured, 3.75%, 11/14/23	150,000	159,734
AbbVie, Inc., Sr. Unsecured, 3.60%, 5/14/25	550,000	587,823
Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 2/15/23Ω	260,000	267,037
Zoetis, Inc., Sr. Unsecured, 3.00%, 9/12/27	125,000	131,228
TOTAL PHARMACEUTICALS		$1,145,822

PIPELINES – 5.3%
Energy Transfer Operating LP, Company Guaranteed, 2.90%, 5/15/25	550,000	557,071

Description	Par Value	Value
Enterprise Products Operating LLC, Company Guaranteed, 2.80%, 2/15/21	$225,000	$227,337
Kinder Morgan Energy Partners LP, Company Guaranteed, 4.25%, 9/01/24	500,000	542,236
Kinder Morgan, Inc., Company Guaranteed, 6.50%, 9/15/20	300,000	308,652
MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 0.90%), 2.79%, 9/09/21Δ	500,000	501,445
ONEOK Partners LP, Company Guaranteed, 3.38%, 10/01/22	450,000	464,355
Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	366,000	384,019
TOTAL PIPELINES		$2,985,115

REAL ESTATE INVESTMENT TRUSTS – 4.7%
American Tower Corp., Sr. Unsecured, 3.45%, 9/15/21	250,000	256,497
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	250,000	278,279
Digital Realty Trust LP, Company Guaranteed, 3.60%, 7/01/29	100,000	107,107
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	300,000	321,285
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.63%, 1/15/28	300,000	317,847
Healthpeak Properties, Inc., Sr. Unsecured, 4.20%, 3/01/24	540,000	584,833
Healthpeak Properties, Inc., Sr. Unsecured, 3.25%, 7/15/26	110,000	116,587
Ventas Realty LP, Company Guaranteed, 3.25%, 8/15/22	125,000	128,861
Ventas Realty LP, Company Guaranteed, 4.00%, 3/01/28	250,000	273,906
Welltower, Inc., Sr. Unsecured, 3.63%, 3/15/24	250,000	265,481
TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,650,683

RETAIL – 0.8%
Home Depot, Inc. (The), Sr. Unsecured, 2.13%, 9/15/26	225,000	229,317
Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 4/05/29	200,000	218,319
TOTAL RETAIL		$447,636

SEMICONDUCTORS – 0.3%
QUALCOMM, Inc., Sr. Unsecured, 3.25%, 5/20/27	150,000	161,262

SOFTWARE – 0.5%
Oracle Corp., Sr. Unsecured, 1.90%, 9/15/21	250,000	251,022

TELECOMMUNICATIONS – 0.9%
AT&T, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 2.89%, 6/30/20Δ	500,000	501,932

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 1.4%
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	$265,000	$268,584
Ryder System, Inc., Sr. Unsecured, MTN, 3.40%, 3/01/23	500,000	520,836
TOTAL TRANSPORTATION		$789,420

TRUCKING & LEASING – 0.9%
GATX Corp., Sr. Unsecured, 3.25%, 9/15/26	505,000	523,801

TOTAL CORPORATE BONDS (COST $31,458,104)		$32,535,030

	Number of Shares

INVESTMENT COMPANY – 2.0%

EXCHANGE-TRADED FUND – 2.0%
iShares 0-5 Year High Yield Corporate Bond ETF#	24,000	$1,113,120

TOTAL INVESTMENT COMPANY (COST $1,114,309)		$1,113,120

	Par Value

MORTGAGE-BACKED SECURITIES – 1.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool B19228, 4.50%, 4/01/20	$201	$202
Pool C90504, 6.50%, 12/01/21	4,118	4,250
Pool G01625, 5.00%, 11/01/33	23,382	25,981
Pool A18401, 6.00%, 2/01/34	28,123	32,275
Pool G08097, 6.50%, 11/01/35	18,199	21,243
Pool G02390, 6.00%, 9/01/36	7,063	8,210
Pool G08193, 6.00%, 4/01/37	20,586	23,956
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$116,117

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.7%
Pool 839291, 5.00%, 9/01/20	60	61
Pool AE2520, 3.00%, 1/01/26	280,068	289,240
Pool 256639, 5.00%, 2/01/27	16,632	17,875
Pool 256752, 6.00%, 6/01/27	17,708	19,806
Pool 257007, 6.00%, 12/01/27	28,936	32,379
Pool 254240, 7.00%, 3/01/32	26,434	29,626
Pool 745412, 5.50%, 12/01/35	16,489	18,441
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$407,428

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 780825, 6.50%, 7/15/28	41,476	46,822

Description	Par Value	Value
Pool 2616, 7.00%, 7/20/28	$25,772	$30,593
Pool 2701, 6.50%, 1/20/29	52,138	60,044
Pool 426727, 7.00%, 2/15/29	4,967	5,580
Pool 781231, 7.00%, 12/15/30	23,672	28,041
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$171,080

TOTAL MORTGAGE-BACKED SECURITIES (COST $638,452)		$694,625

U.S. TREASURY – 38.2%

U.S. TREASURY NOTES – 38.2%
1.38%, 5/31/21	110,000	109,921
1.50%, 8/15/22	150,000	150,717
1.63%, 5/31/23	500,000	505,374
1.63%, 10/31/23	490,000	495,733
1.63%, 2/15/26	1,450,000	1,469,922
1.63%, 5/15/26	775,000	785,652
1.75%, 5/15/23	1,000,000	1,014,183
1.88%, 7/31/22	450,000	456,159
2.00%, 7/31/22	250,000	254,242
2.00%, 2/15/23	500,000	510,447
2.00%, 2/15/25	1,003,000	1,035,408
2.00%, 8/15/25	1,000,000	1,034,198
2.00%, 11/15/26	500,000	518,832
2.13%, 6/30/21	175,000	176,735
2.13%, 5/15/25	1,050,000	1,091,808
2.25%, 1/31/24#	900,000	932,855
2.25%, 11/15/25	1,500,000	1,572,870
2.25%, 2/15/27	30,000	31,660
2.25%, 11/15/27	500,000	529,626
2.38%, 8/15/24	750,000	784,772
2.38%, 5/15/29	500,000	538,003
2.50%, 3/31/23	1,075,000	1,114,768
2.50%, 8/15/23	500,000	520,613
2.50%, 5/15/24	500,000	524,506
2.75%, 5/31/23	700,000	732,790
2.75%, 11/15/23	750,000	789,833
2.75%, 2/15/28	750,000	823,743
2.88%, 11/30/25	800,000	867,117
2.88%, 5/15/28	1,000,000	1,109,894
3.13%, 5/15/21	75,000	76,575
3.13%, 11/15/28	750,000	851,298
TOTAL U.S. TREASURY NOTES		$21,410,254

TOTAL U.S. TREASURY (COST $20,432,783)		$21,410,254

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Intermediate-Term Bond Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	32,228	$32,228

TOTAL MONEY MARKET FUND (COST $32,228)		$32,228

TOTAL INVESTMENTS IN SECURITIES – 99.5% (COST $53,689,381)		$55,799,442

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.7%

REPURCHASE AGREEMENTS – 3.7%
Bank of America Securities, Inc., 1.57%, dated 1/31/20, due 2/03/20, repurchase price $103,798, collateralized by U.S. Treasury Securities, 1.75% to 2.75%, maturing 11/15/20 to 2/15/24; total market value of $105,860.	$103,784	$103,784
BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $397,381, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $405,275.	397,328	397,328
Citigroup Global Markets, Ltd., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $397,381, collateralized by U.S. Government Agency & Treasury Securities, 1.56% to 9.00%, maturing 2/15/20 to 2/01/50; total market value of $405,275.	397,328	397,328
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $397,381, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $405,275.	397,328	397,328
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $397,381, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $405,275.	397,328	397,328
RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $397,380, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $405,275.	397,328	397,328

TOTAL REPURCHASE AGREEMENTS (COST $2,090,424)		$2,090,424

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,090,424)		$2,090,424

Description	Value

TOTAL INVESTMENTS – 103.2% (COST $55,779,805)	$57,889,866

COLLATERAL FOR SECURITIES ON LOAN – (3.7%)	(2,090,424)

OTHER ASSETS LESS LIABILITIES – 0.5%	314,584

TOTAL NET ASSETS – 100.0%	$56,114,026

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2020, these liquid restricted securities amounted to $521,072 representing 0.93% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

BKNT	Bank Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)